DISAGGREGATION OF REVENUES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disaggregation Of Revenues
DISAGGREGATION OF REVENUES

NOTE 4. DISAGGREGATION OF REVENUES

The Company’s disaggregated revenues consist of the following for the three and nine months ended September 30, 2023 and 2022:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Retail Grocery	$11,307,056	$5,187,540	$35,374,652	$14,944,075
Food service/restaurant	1,396,194	584,382	4,459,142	1,743,228
Online/eCommerce	1,350	3,621	5,408	13,293
Total revenue	$12,704,600	$5,775,543	$39,839,202	$16,700,596

Note 4. DISAGGREGATION OF REVENUES

When the Company prepares its internal management reporting to evaluate business performance, we disaggregate revenue into the following categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

	December 31, 2022	December 31, 2021
Retail Grocery	$25,867,061	$9,923,138
Food service/restaurant	3,126,709	1,202,121
Online/eCommerce	15,870	93,600
Wholesale Grocery	-	16,182
Total revenue	$29,009,640	$11,235,041